PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
13.	PROPERTY, PLANT AND EQUIPMENT

	Works in progress	Automatic switching equipment	Transmission and other equipment	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at 2017	3,434,113	20,007,287	58,951,421	28,340,802	4,470,284	6,217,316	121,421,223
Additions	3,287,818	487	287,611	286,404	4,785	32,265	3,899,370
Write-offs	(34,762)	(843)	(39,525)	(467,443)	(3,736)	(2,674)	(548,983)
Transfers	(3,620,192)	51,523	1,894,096	1,504,807	(11,396)	181,162	—
Balance at Sep 30, 2018	3,066,977	20,058,454	61,093,603	29,664,570	4,459,937	6,428,069	124,771,610
Accumulated depreciation
Balance at 2017	—	(18,604,545)	(45,482,214)	(22,265,626)	(2,728,656)	(5,256,728)	(94,337,769)
Depreciation expenses	—	(227,854)	(1,681,253)	(921,627)	(72,672)	(304,672)	(3,208,078)
Write-offs	—	847	38,800	334,800	614	426	375,487
Transfers	—	—	(186)	(270)	33,447	(32,991)	—
Balance at Sep 30, 2018	—	(18,831,552)	(47,124,853)	(22,852,723)	(2,767,267)	(5,593,965)	(97,170,360)
Property, plant and equipment, net
Balance at 2017	3,434,113	1,402,742	13,469,207	6,075,176	1,741,628	960,588	27,083,454
Balance at Sep 30, 2018	3,066,977	1,226,902	13,968,750	6,811,847	1,692,670	834,104	27,601,250
Annual depreciation rate (average)		12%	13%	10%	8%	14%

13.     PROPERTY, PLANT AND EQUIPMENT

	Works in progress	Automatic switching equipment	Transmission and other equipment (i)	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at 2015	1,656,581	19,887,701	54,387,097	26,453,239	4,287,337	5,669,999	112,341,953

Additions	4,071,230	82	382,529	99,796	19,058	34,353	4,607,048
Write-offs	(27,492)	(528)	(7,904)	(131,314)	(1,168)	(5,866)	(174,272)
Other	4,841	261	300	1,045	1,438	72,190	80,075
Transfers	(3,291,390)	86,930	1,958,411	1,145,825	4,868	95,356	—

Balance at 2016	2,413,770	19,974,446	56,720,433	27,568,591	4,311,533	5,866,031	116,854,804

Additions	4,661,570	2,060	375,050	268,931	17,906	55,614	5,381,131
Write-offs	(93,922)	(2,235)	(19,656)	(666,885)	(821)	(31,193)	(814,712)
Transfers	(3,547,305)	33,016	1,875,594	1,170,165	141,666	326,864	—

Balance at 2017	3,434,113	20,007,287	58,951,421	28,340,802	4,470,284	6,217,316	121,421,223

Accumulated depreciation
Balance at 2015		(17,886,743)	(40,922,163)	(20,598,165)	(2,431,267)	(4,685,795)	(86,524,133)

Depreciation expenses		(380,959)	(2,400,603)	(1,184,822)	(116,566)	(263,802)	(4,346,752)
Write-offs		520	7,013	114,224	910	4,722	127,389
Transfers		(410)	(8,702)	3,844	(89)	5,357
Other		(108)	(163)	(504)	(626)	(30,074)	(31,475)

Balance at 2016		(18,267,700)	(43,324,619)	(21,665,423)	(2,547,638)	(4,969,592)	(90,774,972)

Depreciation expenses		(338,003)	(2,175,732)	(1,158,457)	(96,940)	(396,589)	(4,165,721)
Write-offs		1,158	18,610	558,879	817	23,458	602,922
Transfers		—	(473)	(625)	(84,895)	85,995	2

Balance at 2017		(18,604,545)	(45,482,214)	(22,265,626)	(2,728,656)	(5,256,728)	(94,337,769)

Property, plant and equipment, net
Balance at 2015	1,656,581	2,000,958	13,464,934	5,855,074	1,856,070	984,203	25,817,820

Balance at 2016	2,413,770	1,706,746	13,395,814	5,903,168	1,763,895	896,439	26,079,832

Balance at 2017	3,434,113	1,402,742	13,469,207	6,075,176	1,741,628	960,588	27,083,454

Annual depreciation rate (average)		11%	10%	8%	8%	12%

(i)	Transmission and other equipment includes transmission and data communication equipment.

Additional disclosures

Pursuant to ANATEL’s concession agreements, all property, plant and equipment items capitalized by the Company that are indispensable for the provision of the services granted under said agreements are considered returnable assets and are part of the concession’s cost. These assets are handed over to ANATEL upon the termination of the concession agreements that are not renewed.

As at December 31, 2017, the residual balance of the Company’s returnable assets is R$7,625,622 and consists of assets and installations in progress, switching and transmission equipment, payphones, outside network equipment, power equipment, and systems and operation support equipment.